Transactions with Related Parties - Additional Information - Management and Directors Fees (Details)	0 Months Ended		12 Months Ended			1 Months Ended	4 Months Ended	0 Months Ended											12 Months Ended
	May 03, 2016	May 03, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 07, 2011 CEO	May 03, 2013 CEO	May 03, 2016 Former CEO	Mar. 03, 2015 Former CEO	Jul. 31, 2014 Former CEO USD ($)	Jul. 31, 2014 Former CEO EUR (€)	May 27, 2014 First Installment CEO	May 03, 2014 First Installment CEO	Feb. 07, 2012 First Installment CEO	May 03, 2015 Second Installment CEO	Feb. 07, 2013 Second Installment CEO	May 03, 2016 Third Installment CEO	Feb. 07, 2014 Third Installment CEO	Dec. 31, 2014 Consultancy agreements USD ($)
Related Party Transaction [Line Items]
Exchange rate EUR/USD			1.22
Severance payment, cash										$ 810,100	€ 664,000
Severance payments,common shares			168,842							168,842	168,842
Shares cancelled	9,334	9,333	(18,667)					9,334	9,333
Number of shares granted			586,009	279,333	90,667	28,000	28,000
Number of shares vested during the period													9,333	9,333	9,333	9,333	9,334	9,334
Number of shares issued in period												9,333
Service management costs																			$ 492,000